RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Jun. 30, 2025
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS
Schedule of reconciliation from our previously reported values to the restated values

	For the Fiscal Year Ended June 30, 2023
	As Previously		Adjustment
(Japanese yen in thousands)	Reported	Adjustment	Reference	As Restated
Revenue:
Real estate sales	17,125,308	(27,000)	A	17,098,308
Other revenue	316,940	—		316,940
Total revenue	17,442,248	(27,000)		17,415,248
Expenses:
Cost of sales – real estate	14,494,256	(27,797)	A	14,466,459
Cost of sales – other	191,544	0		191,544
Selling, general and administrative	1,886,530	(68,560)	B	1,817,970
Total expenses	16,572,330	(96,357)		16,475,973
Operating income	869,918	69,357		939,275
Other income (expense):
Interest expenses	(16,731)	—		(16,731)
Other, net	6,060	208	C	6,268
Total other income (expense), net	(10,671)	208		(10,463)
Income before income taxes	859,247	69,565		928,812
Income taxes	322,765	(5,347)	C	317,418
Net income	536,482	74,912		611,394
Net loss attributable to the noncontrolling interests	(523)	(1)	C	(524)
Net income attributable to common stockholders	537,005	74,913		611,918
Foreign currency translation gain (loss)	5,384	(143)	C	5,241
Total Comprehensive income	542,389	74,770		617,159
Earnings per share:
Basic	43.39	5.57	D	48.96
Diluted	43.39	5.57	D	48.96
Weighted average shares outstanding:
Basic	12,498,900	—		12,498,900
Diluted	12,498,900	—		12,498,900

	For the Fiscal Year Ended June 30, 2023
	As Previously		Adjustment
(Japanese yen in thousands)	Reported	Adjustment	Reference	As Restated
Total equity – June 30, 2022	2,201,067	(54,638)	E	2,146,429
Net income	537,005	74,913	F	611,918
Loss attributable to non-controlling interest	(523)	(1)	G	(524)
Translation gain, as restated	5,384	(143)	G	5,241
Total equity – June 30, 2023	2,742,933	20,131	H	2,763,064

	For the Fiscal Year Ended June 30, 2023
	As Previously		Adjustment
(Japanese yen in thousands)	Reported	Adjustment	Reference	As Restated
Cash flows from operating activities:
Net income	536,482	74,912	I	611,394
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	76,522	6,343	Q	82,865
Non-cash finance lease expense	—	20,523	J	20,523
Investment revaluation (gain) loss	—	96	Q	96
Deferred income taxes, net	8,744	(5,410)	Q	3,334
Changes in assets and liabilities:
Accounts receivable, net	(206,566)	203,264	K	(3,302)
Real estate inventory	(1,555,861)	(13,489)	Q	(1,569,350)
Contract assets	—	(178,305)	K	(178,305)
Prepaid and other current assets	29,124	18,305	Q	47,429
Intangible assets, net	(1,477)	1,477	Q	—
Operating lease, net	21,165	(21,970)	Q	(805)
Other assets	(60,835)	72,798	Q	11,963
Accounts payable	43,245	7,454	Q	50,699
Customer deposits / Contract liabilities	13,981	(9,429)	Q	4,552
Accrued expenses and other current liabilities, and other liabilities	(22,507)	21,777	Q	(730)
Net cash provided by (used in) operating activities	(1,117,983)	198,346		(919,637)
Cash flows from investing activities:
Purchases of property and equipment	(1,244,116)	(6,335)	Q	(1,250,451)
Purchases of intangible assets	(4,126)	1,688	Q	(2,438)
Purchase of investments securities	—	(8,150)	Q	(8,150)
Proceeds from sale of investments in marketable securities	—	5,000	Q	5,000
Other, net investing	702	(702)	Q	—
Net cash used in investing activities	(1,247,540)	(8,499)		(1,256,039)
Cash flows from financing activities:
Proceeds from notes payable	14,688,192	(107,370)	L	14,580,822
Payments on notes payable	(11,944,327)	—		(11,944,327)
Payments on IPO costs	—	(63,702)	M	(63,702)
Repayments of principal portion of finance lease liability	—	(18,262)	J	(18,262)
other, net financing	461	(461)	Q	—
Net cash provided by financing activities	2,744,326	(189,795)		2,554,531
Effect of exchange rate change on cash and cash equivalents	4,462	(52)	Q	4,410
Net increase (decrease) in cash and cash equivalents	383,265	—		383,265
Cash and cash equivalents, beginning of year	403,108	—		403,108
Cash and cash equivalents, end of year	786,373	—		786,373
Supplemental disclosures of cash flow information:
Cash paid during the year for
Interest	100,314	192,267	N	292,581
Income taxes	238,032	158,637	O	396,669
Non-cash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	103,771	—	P	103,771